Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Nov. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)	150,000,000	150,000,000			150,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001			$ 0.001
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000			1,000,000
Going concern		12 months			12 years
Cash	$ 7,240	$ 1,864			$ 7,240
Restricted cash		1,678		$ 91,196
Working capital deficit		108,537
Lost of revenue		$ 1,000			$ 1,000
Individually comprise, percentage		10.00%			10.00%
Insurance coverage		$ 250			$ 250
Advertising expense	10	26	$ 4	$ 231		$ 333
Current assets					1,817
Current liabilities					103,434
Successors [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Total cash		1,864			7,240
Predecessors [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Total cash						2,263
Accrued tax liability						209
Deferred tax liabilities						$ 58
Liquidity and Going Concern [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 7,240	$ 1,864			$ 7,240